RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue from sale from related party transactions	$ 15		$ 28
Brookfield
Disclosure of transactions between related parties [line items]
Services received from related party transactions			1	$ 1
Interex Forest Products Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate				25.00%
Revenue from sale from related party transactions		$ 17		$ 35
Amounts receivable from related party transactions	2		2		$ 4
Investments accounted for using equity method, less than	$ 1		$ 1		$ 1